Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Investments (Details) [Line Items]
Short-term investments	$ 5,505	$ 1,497
Long-term investments	$ 9,102	$ 10,545
Deposit term	3 years	3 years
Jiangxi Yibo’s [Member]
Investments (Details) [Line Items]
Short-term investments	$ 1,665	$ 1,092
Long-term investments	$ 4,773	$ 5,258